BRANDON J. CAGE

Vice President and Managing Counsel

Writer’s Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

September 17, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Investors Benefit Advisory Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-237747; 811-08108

Commissioners:

On behalf of  Protective Life Insurance Company and the Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus, as supplemented, and Statement of Additional Information being used in connection with the offering of the “Protective Investors Benefit Advisory Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective Variable Annuity Separate Account as filed electronically with the Commission on September 12, 2024.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage